UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 250
          Dallas, Texas 75201


13F File Number:  28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President of Bonanza Fund Management, Inc.,
           the general partner of Bonanza Capital, Ltd.
Phone:    214-303-3900


Signature, Place and Date of Signing:

    /s/ Bernay Box               Dallas, Texas              November 14, 2008
----------------------     -------------------------     -----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:  $112,689
                                         (thousands)

List of Other Included Managers:

   No.       Form 13F File Number       Name
   ---       --------------------       --------------------------
    1.        28-11390                   Bonanza Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                         September 30, 2008

COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5         COL 6    COL 7         COLUMN 8

                               TITLE OF                      VALUE    SHRS OR    SH/  PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT    PRN  CALL   DSCRTN   MGRS   SOLE       SHARED  NONE
AKAMAI TECHNOLOGIES INC        COM             00971T101     2,616      150,000   SH          SOLE             150,000
AMPCO-PITTSBURGH CORP          COM             032037103     1,456       56,200   SH          SOLE              56,200
BANK OF AMERICA CORPORATION    COM             060505104     3,500      100,000   SH          SOLE             100,000
BLUEPHOENIX SOLUTIONS LTD      SHS             M20157109     2,215      629,400   SH          SOLE             629,400
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204    10,796      200,000   SH          SOLE             200,000
ELECTRO OPTICAL SCIENCES INC   COM             285192100     5,333    1,021,687   SH          SOLE           1,021,687
ENDWAVE CORPORATION            COM NEW         29264A206     1,422      280,000   SH          SOLE             280,000
EUROSEAS LTD                   COM NEW         Y23592200     2,790      350,000   SH          SOLE             350,000
GRUBB & ELLIS CO               COM PAR $0.01   400095204     2,160      800,000   SH          SOLE             800,000
HALOZYME THERAPEUTICS INC      COM             40637H109     2,654      361,600   SH          SOLE             361,600
HAYNES INTERNATIONAL INC       COM NEW         420877201     1,578       33,700   SH          SOLE              33,700
HUMANA INC                     COM             444859102     6,180      150,000   SH          SOLE             150,000
INTERSECTIONS INC              COM             460981301     3,453      424,700   SH          SOLE             424,700
INVERNESS MED INNOVATIONS IN   COM             46126P106     3,000      100,000   SH          SOLE             100,000
KHD HUMBOLDT WEDAG INTL LTD    COM             482462108     5,313      277,000   SH          SOLE             277,000
KKR FINANCIAL HLDGS LLC        COM             48248A306     1,272      200,000   SH          SOLE             200,000
MAUI LD & PINEAPPLE INC        COM             577345101     2,507       91,209   SH          SOLE              91,209
MEDCATH CORP                   COM             58404W109     6,272      350,000   SH          SOLE             350,000
MORGAN STANLEY                 COM NEW         617446448     2,300      100,000   SH          SOLE             100,000
NOBLE CORPORATION              SHS             G65422100     4,390      100,000   SH          SOLE             100,000
OPNEXT INC                     COM             68375V105     3,443      750,000   SH          SOLE             750,000
OUTDOOR CHANNEL HLDGS INC      COM NEW         690027206     1,234      140,200   SH          SOLE             140,200
PETRO RES CORP                 COM             71646K106       101       80,900   SH          SOLE              80,900
PETROHAWK ENERGY CORP          COM             716495106     3,439      159,000   SH          SOLE             159,000
SHOE CARNIVAL INC              COM             824889109       655       40,000   SH          SOLE              40,000
SILVERLEAF RESORTS INC         COM             828395103     2,874    2,317,800   SH          SOLE           2,317,800
SKECHERS U S A INC             CL A            830566105     1,774      105,400   SH          SOLE             105,400
SPDR GOLD TRUST                GOLD SHS        78463V107     4,254       50,000   SH          SOLE              50,000
TEGAL CORP                     COM NEW         879008209     1,651      512,820   SH          SOLE             512,820
TELULAR CORP                   COM NEW         87970T208     3,749    1,555,717   SH          SOLE           1,555,717
THINKORSWIM GROUP INC          COM             88409C105    10,208    1,225,400   SH          SOLE           1,225,400
WELLCARE HEALTH PLANS INC      COM             94946T106     8,100      225,000   SH          SOLE             225,000







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